Share-based Compensation - Expense and liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation
Total expense recognized	$ 760	$ 378	$ 1,908
Total accrued cash distribution	$ 56	$ 86